FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional principal	$ 720,000
Interest rate swap
Derivative [Line Items]
Notional principal	$ 720,000	$ 691,000